INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current taxes	$ 1,706	$ 1,212	$ 3,753
Taxes in respect of previous years	612	(1,179)	(273)
Deferred tax expense (benefit)	458	(8,859)	(3,268)
Taxes on income	$ 2,776	$ (8,826)	$ 212